Quarterly Report
September 30, 2020
MFS®  Technology Portfolio
MFS® Variable Insurance Trust II
TKS-Q3

Portfolio of Investments
9/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.3%
Aerospace – 0.4%
CACI International, Inc., “A” (a)	1,674	$356,830
PAE, Inc. (a)	3,788	32,198
		$389,028
Biotechnology – 0.8%
Adaptive Biotechnologies Corp. (a)	5,927	$288,230
Illumina, Inc. (a)	1,461	451,566
		$739,796
Brokerage & Asset Managers – 1.0%
NASDAQ, Inc.	4,244	$520,781
Tradeweb Markets, Inc.	6,300	365,400
		$886,181
Business Services – 10.0%
Clarivate PLC (a)	24,152	$748,471
Endava PLC, ADR (a)	10,243	646,845
Equifax, Inc.	2,860	448,734
Fidelity National Information Services, Inc.	11,423	1,681,580
Global Payments, Inc.	8,816	1,565,547
IHS Markit Ltd.	6,348	498,381
Nuvei Corp. (a)(w)	6,376	269,195
PayPal Holdings, Inc. (a)	12,981	2,557,646
Verisk Analytics, Inc., “A”	2,653	491,627
		$8,908,026
Cable TV – 1.2%
Charter Communications, Inc., “A” (a)	1,670	$1,042,648
Computer Software – 23.8%
Adobe Systems, Inc. (a)	7,195	$3,528,644
Asana, Inc. (a)	10,446	300,845
Atlassian Corp. PLC, “A” (a)	2,595	471,745
Autodesk, Inc. (a)	2,583	596,699
Bentley Systems, Inc., “B” (a)	2,975	93,415
Black Knight, Inc. (a)	7,353	640,079
Coupa Software, Inc. (a)	1,402	384,484
DocuSign, Inc. (a)	3,735	803,921
Dun & Bradstreet Holdings, Inc. (a)	9,852	252,802
Microsoft Corp. (s)	39,853	8,382,282
Okta, Inc. (a)	2,748	587,660
Ping Identity Holding Corp. (a)	4,058	126,650
Rakus Co. Ltd.	32,300	581,227
RingCentral, Inc. (a)	3,846	1,056,150
salesforce.com, inc. (a)	9,550	2,400,106
Snowflake, Inc., “A” (a)	38	9,538
Twilio, Inc., “A” (a)	1,384	341,973
Unity Software, Inc. (a)	1,240	108,227
Zendesk, Inc. (a)	5,863	603,420
		$21,269,867
Computer Software - Systems – 10.8%
Apple, Inc.	27,374	$3,170,183
Constellation Software, Inc.	638	708,951
Descartes Systems Group, Inc. (a)	8,434	480,432
EPAM Systems, Inc. (a)	2,341	756,799

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
HubSpot, Inc. (a)	2,798	$817,660
Q2 Holdings, Inc. (a)	4,341	396,160
ServiceNow, Inc. (a)	3,648	1,769,280
Square, Inc., “A” (a)	3,139	510,244
TransUnion	5,819	489,552
Wix.com Ltd. (a)	2,005	510,974
		$9,610,235
Electronics – 9.0%
Advanced Micro Devices (a)	17,840	$1,462,702
ASML Holding N.V.	1,248	460,849
KLA Corp.	4,553	882,098
Lam Research Corp.	3,330	1,104,727
Marvell Technology Group Ltd.	19,676	781,137
NVIDIA Corp.	4,148	2,244,981
Skyworks Solutions, Inc.	7,423	1,080,046
		$8,016,540
Internet – 14.7%
Alibaba Group Holding Ltd., ADR (a)	6,234	$1,832,671
Alphabet, Inc., “A” (a)(s)	2,301	3,372,346
DraftKings, Inc. (a)	6,949	408,879
Facebook, Inc., “A” (a)	14,588	3,820,597
Farfetch Ltd., “A” (a)	12,463	313,569
Match Group, Inc. (a)	4,734	523,817
Mercadolibre, Inc. (a)	83	89,846
NetEase.com, Inc., ADR	1,913	869,784
Pinterest, Inc. (a)	7,764	322,284
Tencent Holdings Ltd.	23,500	1,564,944
		$13,118,737
Leisure & Toys – 3.5%
Activision Blizzard, Inc.	16,748	$1,355,750
Electronic Arts, Inc. (a)	8,223	1,072,361
Take-Two Interactive Software, Inc. (a)	4,361	720,524
		$3,148,635
Medical & Health Technology & Services – 1.5%
Guardant Health, Inc. (a)	4,683	$523,466
Livongo Health, Inc. (a)	5,676	794,924
		$1,318,390
Medical Equipment – 0.4%
Bio-Techne Corp.	1,617	$400,579
Network & Telecom – 0.7%
CoreSite Realty Corp., REIT	1,076	$127,915
QTS Realty Trust, Inc., REIT, “A”	8,578	540,585
		$668,500
Other Banks & Diversified Financials – 7.7%
Mastercard, Inc., “A”	10,175	$3,440,880
Visa, Inc., “A”	17,271	3,453,682
		$6,894,562
Printing & Publishing – 0.6%
Wolters Kluwer N.V.	6,427	$548,874

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 11.2%
Amazon.com, Inc. (a)(s)	2,922	$9,200,589
Chewy, Inc., “A” (a)	10,456	573,303
Shopify, Inc. (a)	193	197,433
		$9,971,325
Total Common Stocks		$86,931,923
Investment Companies (h) – 2.9%
Money Market Funds – 2.9%
MFS Institutional Money Market Portfolio, 0.1% (v)	2,557,387	$2,557,387

Other Assets, Less Liabilities – (0.2)%		(155,757)
Net Assets – 100.0%		$89,333,553
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,557,387 and $86,931,923, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At September 30, 2020, the fund had cash collateral of $52,909 and other liquid securities with an aggregate value of $539,384 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$77,197,704	$—	$—	$77,197,704
China	2,702,455	1,564,944	—	4,267,399
United Kingdom	1,708,885	—	—	1,708,885
Canada	1,656,011	—	—	1,656,011
Netherlands	1,009,723	—	—	1,009,723
Japan	—	581,227	—	581,227
Israel	510,974	—	—	510,974
Mutual Funds	2,557,387	—	—	2,557,387
Total	$87,343,139	$2,146,171	$—	$89,489,310
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$263,828	$30,972,358	$28,678,522	$(277)	$—	$2,557,387
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$7,990	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.